UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                    Investment Company Act File No. 811-22442


                    First Trust High Income Long/Short Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


           120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187
 ------------------------------------------------------------------------------
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                             Wheaton, Illinois 60187
  -----------------------------------------------------------------------------
  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 765-8000
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: October 31
                                               ----------


             Date of reporting period: July 1, 2014 - June 30, 2015
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Proxy Voting Record

Ford Motor Company
--------------------------------------------------------------------------------
Ticker                    F
Primary Security ID       345370860
Meeting Date              14-May-15             Meeting Type    Annual
Record Date               17-May-15             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     VOTED

Management      1         Elect Director Stephen G. Butler                              For             For             Yes
Management      2         Elect Director Kimberly A. Casiano                            For             For             Yes
Management      3         Elect Director Anthony F. Earley, Jr.                         For             For             Yes
Management      4         Elect Director Mark Fields                                    For             For             Yes
Management      5         Elect Director Edsel B. Ford II                               For             For             Yes
Management      6         Elect Director William Clay Ford, Jr.                         For             For             Yes
Management      7         Elect Director James P. Hackett                               For             For             Yes
Management      8         Elect Director James H. Hance, Jr.                            For             For             Yes
Management      9         Elect Director William W. Helman Iv                           For             For             Yes
Management      10        Elect Director Jon M. Huntsman, Jr.                           For             For             Yes
Management      11        Elect Director William E. Kennard                             For             For             Yes
Management      12        Elect Director John C. Lechleiter                             For             For             Yes
Management      13        Elect Director Ellen R. Marram                                For             For             Yes
Management      14        Elect Director Gerald L. Shaheen                              For             For             Yes
Management      15        Elect Director John L. Thornton                               For             For             Yes
Management      16        Ratify PricewaterhouseCoopers LLPas  Auditors                 For             For             Yes
Management      17        Advisory Vote to Ratify Named Executive Officers'
                             Compensation                                               For             For             Yes
Share Holder    18        Approve Recapitalization Plan for all Stock to Have
                             One-vote per Share                                         Against         For             Yes
Share Holder    19        Amend Bylaws to Call Special Meetings                         Against         For             Yes


General Motors Company
--------------------------------------------------------------------------------
Ticker                    GM
Primary Security ID       37045V100
Meeting Date              09-Jun-15             Meeting Type    Annual
Record Date               10-Apr-15             Country         USA
--------------------------------------------------------------------------------
                PROPOSAL                                                                MANAGEMENT      VOTE
PROPONENT       NUMBER    PROPOSAL TEXT                                                 RECOMMENDATION  INSTRUCTION     VOTED

Management      1a        Elect Director Joseph J. Ashton                               For             For             Yes
Management      1b        Elect Director Mary T. Barra                                  For             For             Yes
Management      1c        Elect Director Stephen J. Girsky                              For             For             Yes
Management      1d        Elect Director Linda R. Gooden                                For             For             Yes
Management      1e        Elect Director Joseph Jimenez, Jr.                            For             For             Yes
Management      1f        Elect Director Kathryn V. Marinello                           For             For             Yes
Management      1g        Elect Director Michael G. Mullen                              For             For             Yes
Management      1h        Elect Director James J. Mulva                                 For             For             Yes
Management      1i        Elect Director Patricia F. Russo                              For             For             Yes
Management      1j        Elect Director Thomas M. Schoewe                              For             For             Yes
Management      1k        Elect Director Theodore M. Solso                              For             For             Yes
Management      1l        Elect Director Carol M. Stephenson                            For             For             Yes
Management      2         Ratify Deloitte & Touche LLP as Auditors                      For             For             Yes
Management      3         Advisory Vote to Ratify Named Executive Officers'
                             Compensation                                               For             For             Yes
Share Holder    4         Require Independent Board Chairman                            Against         For             Yes
Share Holder    5         Provide for Cumulative Voting                                 Against         For             Yes

                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)               FIRST TRUST HIGH INCOME LONG/SHORT FUND
                           ---------------------------------------


By (Signature and Title)*  /s/ Mark R. Bradley
                           -----------------------------------
                           Mark R. Bradley, President


Date                       July 9, 2015
                           -------------------------

* Print the name and title of each signing officer under his or her signature.